Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

8.   Stockholders’ Equity

During the three months ended March 31, 2012, the Company issued 289,343 shares of common stock, in connection with the exercise of stock options, for proceeds of approximately $68,000. The Company also issued 1,194,264 shares of common stock in connection with the exercise of warrants, for proceeds of approximately $1.5 million.

6.	Stockholders’ Equity

Year Ended December 31, 2010

On July 2, 2010, the Company sold 1,212,121 shares of the Company’s common stock at a closing price of $0.825 for gross proceeds of $1 million.  The Company paid direct offering costs of $115,000.  See Note 5 regarding warrants granted with this offering.

During the year ended December 31, 2010, the Company issued 255,954 shares of common stock, in connection with the exercise of stock options, for proceeds of $130,000. The Company also issued 279,724 shares of common stock for consulting services, having a fair value of $214,000 ($0.76 per share), 81,035 shares of common stock for license fees, having a fair value of $70,000 ($0.87 per share), and 60,521 shares of common stock for employment service, having a fair value of $47,000 ($0.77 per share). The fair value of these issuances were based upon the quoted closing trading prices.

Year Ended December 31, 2011

During the year ended December 31, 2011, the Company issued 28,333 shares of common stock in connection with the exercise of stock options and warrants for proceeds of $15,000 and 10,615 shares of common stock related to a cashless exercise of warrants. The Company issued 73,585 shares of common stock for employment service, having a fair value of $94,000 ($1.29 average per share) and 171,796 shares of common stock for consulting services, having a fair value of $165,000 ($0.96 average per share), based on the quoted closing trading prices. The Company also issued 3,123,558 shares of common stock as consideration for the Channel Agreement with Intrexon, having a fair value of $1.7 million ($0.54 average per share), based on the quoted closing trading price.

On January 28, 2011, the Company sold 2,857,144 shares of common stock and warrants exercisable for 1,428,572 shares of common stock for $4 million. Direct offering costs were approximately $296,000.

On April 6, 2011, the Company sold 1,688,782 shares of common stock and a warrant exercisable for 844,391 shares of common stock for $3.5 million. Direct offering costs were approximately $243,000.